Merger - Schedule of Intangible Assets Acquired (FY) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Nov. 13, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Impairment		$ 0
Carrying Value	$ 150,600	150,600	$ 150,600		$ 0
Old Cartesian
Business Acquisition [Line Items]
Acquisition Date Fair Value				$ 150,600
Impairment	0
Carrying Value	150,600	150,600
Old Cartesian | Descartes-08 for MG
Business Acquisition [Line Items]
Acquisition Date Fair Value				93,900
Impairment	0
Carrying Value	93,900	93,900
Old Cartesian | Descartes-08 for SLE
Business Acquisition [Line Items]
Acquisition Date Fair Value				$ 56,700
Impairment	0
Carrying Value	$ 56,700	$ 56,700